Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 143,061	$ 137,691
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	74,443	72,619
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,364	2,485
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	14,172	11,368
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	12,660	13,325
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	44,247	45,441
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	16,433	15,493
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	30,389	27,312
Fair value through profit or loss | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	61,402	59,967
Fair value through profit or loss | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,189	1,432
Fair value through profit or loss | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	9,307	7,903
Fair value through profit or loss | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	10,080	10,148
Fair value through profit or loss | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	39,826	40,484
Available-for-sale | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	13,041	12,652
Available-for-sale | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,175	1,053
Available-for-sale | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,865	3,465
Available-for-sale | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,580	3,177
Available-for-sale | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,421	4,957
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	16,458	15,515
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	968	931
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,118	4,829
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	7,351	6,963
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,021	2,792
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	30,439	27,340
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,425	1,806
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,968	6,350
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,183	4,968
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 16,863	$ 14,216